Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Dollar-denominated interest rate swaps 1 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	$ 412,880
Fair Value /Carrying Amount of Assets (Liability)	(110,590)
Weighted-Average Remaining Term (years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 2 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	203,455
Fair Value /Carrying Amount of Assets (Liability)	(57,804)
Weighted-Average Remaining Term (years)	6 years 2 months 12 days
Fixed Interest Rate (%)	6.20%
United States Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	90,000
Fair Value /Carrying Amount of Assets (Liability)	(17,937)
Weighted-Average Remaining Term (years)	5 years 8 months 12 days
Fixed Interest Rate (%)	4.90%
United States Dollar-denominated interest rate swaps 4 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	100,000
Fair Value /Carrying Amount of Assets (Liability)	(20,205)
Weighted-Average Remaining Term (years)	4 years
Fixed Interest Rate (%)	5.30%
United States Dollar-denominated interest rate swaps 5 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	206,250
Fair Value /Carrying Amount of Assets (Liability)	(56,355)
Weighted-Average Remaining Term (years)	16 years
Fixed Interest Rate (%)	5.20%
United States Dollar-denominated interest rate swaps 6 [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	469,260
Fair Value /Carrying Amount of Assets (Liability)	165,687
Weighted-Average Remaining Term (years)	24 years 1 month 6 days
Fixed Interest Rate (%)	4.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	EURIBOR
Principal Amount	341,382
Fair Value /Carrying Amount of Assets (Liability)	(41,329)
Weighted-Average Remaining Term (years)	11 years 6 months
Fixed Interest Rate (%)	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (138,533)